Cover	Mar. 18, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 18, 2024
Entity File Number	001-41574
Entity Registrant Name	ALPHAVEST Acquisition Corp
Entity Central Index Key	0001937891
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	420 Lexington Ave
Entity Address, Address Line Two	Suite 2446
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10170
City Area Code	(203)
Local Phone Number	998-5540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock and one right
Title of 12(b) Security	Units, each consisting of one share of common stock and one right
Trading Symbol	ATMVU
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ATMV
Security Exchange Name	NASDAQ
Rights, each right entitled the holder thereof to one-tenth of one share of common stock
Title of 12(b) Security	Rights, each right entitled the holder thereof to one-tenth of one share of common stock
Trading Symbol	ATMVR
Security Exchange Name	NASDAQ